FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
November 11, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $ 89,624

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1655    15051 SH       SOLE                    15051
AOL Time Warner, Inc.          COM              00184A105     2917   249280 SH       SOLE                   249280
Abbott Laboratories            COM              002824100     2485    61501 SH       SOLE                    61501
American Express Co.           COM              025816109     2264    72605 SH       SOLE                    72605
Amgen, Inc.                    COM              031162100     1010    24230 SH       SOLE                    24230
Applied Materials, Inc.        COM              038222105     2078   179902 SH       SOLE                   179902
AutoNation, Inc.               COM              05329W102     2662   231115 SH       SOLE                   231115
Berkshire Hathaway Cl. B       COM              084670207     5103     2070 SH       SOLE                     2070
Bristol-Myers Squibb Co.       COM              110122108     4573   192128 SH       SOLE                   192128
Campbell Soup Co.              COM              134429109     3191   144505 SH       SOLE                   144505
Cisco Systems, Inc.            COM              17275R102     2595   247599 SH       SOLE                   247599
Coca-Cola Co.                  COM              191216100     4803   100145 SH       SOLE                   100145
Colgate-Palmolive Co.          COM              194162103      372     6900 SH       SOLE                     6900
Costco Cos.                    COM              22160K105     2218    68525 SH       SOLE                    68525
Dell Computer Corp.            COM              247025109     2704   115023 SH       SOLE                   115023
EMC Corporation                COM              268648102     1428   312500 SH       SOLE                   312500
Gannett Co., Inc.              COM              364730101      817    11317 SH       SOLE                    11317
General Electric Co.           COM              369604103     2809   113950 SH       SOLE                   113950
Gillette Co.                   COM              375766102     3680   124326 SH       SOLE                   124326
Greenpoint Financial Corp.     COM              395384100      751    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     2332    72185 SH       SOLE                    72185
Home Depot, Inc.               COM              437076102     1558    59680 SH       SOLE                    59680
Intel Corp.                    COM              458140100     2084   150069 SH       SOLE                   150069
Johnson & Johnson, Inc.        COM              478160104     2794    51663 SH       SOLE                    51663
McDonalds Corp.                COM              580135101     3328   188459 SH       SOLE                   188459
Medtronic, Inc.                COM              585055106     1345    31936 SH       SOLE                    31936
Merck & Co., Inc.              COM              589331107     4187    91604 SH       SOLE                    91604
Microsoft Corp.                COM              594918104     2266    51802 SH       SOLE                    51802
Nokia Corp. ADS                COM              654902204      982    74111 SH       SOLE                    74111
Paychex, Inc.                  COM              704326107      504    20771 SH       SOLE                    20771
PepsiCo, Inc.                  COM              713448108     2049    55456 SH       SOLE                    55456
Pfizer, Inc.                   COM              717081103     1812    62428 SH       SOLE                    62428
Sara Lee Corp.                 COM              803111103     2457   134343 SH       SOLE                   134343
Schering-Plough Corp.          COM              806605101     3166   148514 SH       SOLE                   148514
State Street Corp.             COM              857477103      760    19675 SH       SOLE                    19675
Sun Microsystems, Inc.         COM              866810104      940   363100 SH       SOLE                   363100
Symbol Technologies, Inc.      COM              871508107     1455   189750 SH       SOLE                   189750
Sysco Corp.                    COM              871829107     3221   113465 SH       SOLE                   113465
U.S. Bancorp -New              COM              902973304     1342    72228 SH       SOLE                    72228
United Parcel Service Cl. B    COM              911312106      234     3750 SH       SOLE                     3750
Wrigley, (Wm.) Jr. Co.         COM              982526105      691    13968 SH       SOLE                    13968